Related Parties	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 16: -	RELATED PARTIES

Transactions with related parties include employment agreements with relatives of certain directors or officers, each duly approved by the Board of Directors or its Audit Committee, as follows:

	Year ended December 31,
	2021	2022

Research and development, net	113	265

Balances with the related parties were as follows:

	As of December 31,
	2021	2022

Employees and payroll accruals	11	8